Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Net investment income	$ 1,717	$ 1,813	$ 1,657
Realized gains (losses) on securities	365	132	(105)
Life, accident and health net earned premiums	22	22	24
Policy charges and other income	104	114	115
Total revenues	2,208	2,081	1,691
Costs and Expenses:
Annuity benefits	1,192	1,151	998
Life, accident and health benefits	40	36	37
Insurance acquisition expenses, net	306	253	260
Other expenses	141	144	140
Total costs and expenses	1,679	1,584	1,435
Earnings before income taxes	529	497	256
Provision for income taxes	107	102	47
Net earnings, including noncontrolling interests	422	395	209
Less: Net earnings attributable to noncontrolling interests	(1)	2	2
Net Earnings Attributable to Shareholder	$ 423	$ 393	$ 207